Summary of Stock Option Activity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Underlying Options, Beginning balance		14,962	7,420	9,610
Weighted Average Exercise Price, Beginning Balance		$ 293.50	$ 106.44	$ 93.55
Weighted Average Remaining Contractual Term (in years), Outstanding		9 years 2 months 1 day	8 years 5 months 4 days	7 years 11 months 12 days
Intrinsic Value, Outstanding, Beginning Balance		$ 103,662	$ 3,433,946
Shares Underlying Options, Granted		27,970	16,440	4,702
Weighted Average Exercise Price, Granted		$ 145.70	$ 500.50	$ 138.50
Weighted Average Remaining Contractual Term (in years), Granted		9 years 10 months 13 days
Shares Underlying Options, Exercised			353	171
Weighted Average Exercise Price, Exercised			$ 109.56	$ 62.00
Shares Underlying Options, Expired			258	2,411
Weighted Average Exercise Price, Expired			$ 598.50	$ 69.00
Shares Underlying Options, Forfeited		(9,283)	(8,287)	(4,310)
Weighted Average Exercise Price, Forfeited		$ 239.11	$ 538.00	$ 129.50
Shares Underlying Options, Ending balance	9,610	33,649	14,962	7,420
Weighted Average Exercise Price, Ending Balance	$ 93.55	$ 185.69	$ 293.50	$ 106.44
Intrinsic Value, Outstanding, Ending balance		$ 1,807	$ 103,662	$ 3,433,946
Shares Underlying Options, Exercisable		8,675	6,900
Weighted Average Exercise Price, Exercisable		$ 248.23	$ 211.50
Weighted Average Remaining Contractual Term (in years), Exercisable		8 years 4 months 2 days	7 years 6 months 21 days
Intrinsic Value, Exercisable		$ 1,807	$ 103,251
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		(14,962)	(7,420)	(9,610)
Shares Underlying Options, Exercised			(353)	(171)
Intrinsic Value, Outstanding, Exercised			$ 4,440	$ 10,835
Shares Underlying Options, Expired			(258)	(2,411)
Shares Underlying Options, Exercisable		8,675	6,900
Previously Reported [Member]
Shares Underlying Options, Beginning balance	14,634
Weighted Average Exercise Price, Beginning Balance	$ 57.50
Weighted Average Remaining Contractual Term (in years), Outstanding	7 years 2 months 12 days
Intrinsic Value, Outstanding, Beginning Balance	$ 369,102
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	(14,634)
Revision of Prior Period, Adjustment [Member]
Shares Underlying Options, Beginning balance	6,024
Weighted Average Exercise Price, Beginning Balance	$ 36.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	(6,024)